Retirement Plans And Postretirement Benefits (Reconciliation Of Pension Plans' Benefit Obligations, Fair Value Of Assets Retirement Plans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Plan Assets:
Fair value of plan assets at end of year	$ 71,750
Funded status:	(8,561)	(7,257)
U.S. [Member] | Postretirement Benefit Costs [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	14,316	14,475
Service cost	0	0	0
Interest cost	497	583	685
Foreign currency exchange rates	0	0
Actuarial (gain) loss	60	(219)
Gross benefits paid	(1,367)	(523)
Plan amendment	0	0
Net benefit obligation at end of year	13,506	14,316	14,475
Changes in Plan Assets:
Fair value of plan assets at beginning of year	0
Employer contributions	1,367	523
Gross benefits paid	(1,367)	(523)
Fair value of plan assets at end of year	0	0
Funded status:	(13,506)	(14,316)
Prior service credit	0	0
Current liabilities	(1,394)	(1,512)
Non-current liabilities	(12,112)	(12,803)
Net amount recognized	(13,506)	(14,315)
U.S. [Member] | Retirement Plans [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	144,809	134,691
Service cost	610	525	400
Interest cost	6,114	6,759	7,114
Foreign currency exchange rates	0	0
Actuarial (gain) loss	8,695	11,871
Gross benefits paid	(8,759)	(9,037)
Net benefit obligation at end of year	151,469	144,809	134,691
Changes in Plan Assets:
Fair value of plan assets at beginning of year	80,935	85,896
Actual return on plan assets	8,643	(1,215)
Foreign currency exchange rate changes	0	0
Employer contributions	10,500	5,291
Participant contributions	0	0
Actuarial loss	0	0
Gross benefits paid	(8,759)	(9,037)
Fair value of plan assets at end of year	91,319	80,935	85,896
Funded status:	(60,150)	(63,874)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	0	0
Non-current assets	0	0
Current liabilities	(557)	(558)
Non-current liabilities	(59,593)	(63,316)
Net amount recognized	(60,150)	(63,874)
Foreign [Member] | Postretirement Benefit Costs [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	17,592	17,773
Service cost	183	178	163
Interest cost	1,024	1,064	1,074
Foreign currency exchange rates	(157)	(1,791)
Actuarial (gain) loss	541	1,625
Gross benefits paid	(1,165)	(1,257)
Plan amendment	1,170	0
Net benefit obligation at end of year	19,188	17,592	17,773
Changes in Plan Assets:
Fair value of plan assets at beginning of year	0
Employer contributions	1,165	1,257
Gross benefits paid	(1,165)	(1,257)
Fair value of plan assets at end of year	0	0
Funded status:	(19,188)	(17,592)
Prior service credit	2,208	2,354
Current liabilities	(1,132)	(1,077)
Non-current liabilities	(18,056)	(16,515)
Net amount recognized	(19,188)	(17,592)
Foreign [Member] | Retirement Plans [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	73,217	54,875
Service cost	1,095	343	257
Interest cost	2,532	2,501	2,668
Foreign currency exchange rates	3,153	(598)
Actuarial (gain) loss	2,995	18,940
Gross benefits paid	(3,028)	(2,968)
Net benefit obligation at end of year	80,311	73,217	54,875
Changes in Plan Assets:
Fair value of plan assets at beginning of year	65,960	48,774
Actual return on plan assets	3,668	13,398
Foreign currency exchange rate changes	2,919	(448)
Employer contributions	1,884	542
Participant contributions	347	124
Actuarial loss	0	6,538
Gross benefits paid	(3,028)	(2,968)
Fair value of plan assets at end of year	71,750	65,960	48,774
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	(266)	(287)
Non-current assets	0	0
Current liabilities	(260)	(208)
Non-current liabilities	(8,301)	(7,048)
Net amount recognized	$ (8,561)	$ (7,256)